Balance Sheet Components - Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Total property and equipment, gross	$ 856,754		$ 856,754		$ 685,021	$ 209,401
Less accumulated depreciation and amortization	(219,023)		(219,023)		(107,350)	(32,103)
Total property and equipment, net	637,731		637,731		577,671	177,298
Depreciation and amortization	62,832	$ 12,406	111,673	$ 23,402	75,247	29,532
Computers
Property and Equipment
Total property and equipment, gross	281,126		281,126		196,882	113,727
Furniture and fixtures
Property and Equipment
Total property and equipment, gross	64,912		64,912		64,912	64,912
Software
Property and Equipment
Total property and equipment, gross	479,954		479,954		392,465
Leasehold improvements
Property and Equipment
Total property and equipment, gross	$ 30,762		$ 30,762		$ 30,762	$ 30,762